UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: August 31

Date of reporting period: August 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Western Asset Government Reserves
Class A [SMGXX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Western Asset Government Reserves for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$57	0.56%
*	Expense amounts may be voluntarily waived and/or reimbursed from time to time.
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2024, the seven-day current yield for Class A shares of Western Asset Government Reserves was 4.82% and the seven-day effective yield was 4.94%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund’s performance was positively impacted by an extension of its weighted average maturity (WAM), and weighted average life (WAL) during the period. The maturity extension positioned the Fund well as yields fell in anticipation of a greater likelihood of the U.S. Federal Reserve moving towards a more accommodative policy stance.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/money-market-funds.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,487,749,524
Total Number of Portfolio Holdings*	137
Total Management Fee Paid	$9,706,335
*	Reflects holdings of Government Portfolio.
Western Asset Government Reserves	PAGE 1	WGRA-ATSR-1024

WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Reflects holdings of Government Portfolio.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at   877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Government Reserves	PAGE 2	WGRA-ATSR-1024

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an "audit committee financial expert," and has designated Mr. Abeles, Jr. as the Audit Committee's financial expert. Mr. Abeles, Jr. is an "independent" Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2023 and August 31, 2024 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $23,834 in August 31, 2023 and $23,834 in August 31, 2024.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2023 and $0 in August 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $5,350 in August 31, 2023 and $5,350 in August 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Legg Mason Partners Money Market Trust, were $0 in August 31, 2023 and $0 in August 31, 2024.

All Other Fees. There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC ("FTFA"), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Partners Money Market Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Money Market Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Partners Money Market Trust during the reporting period were $350,359 in August 31, 2023 and $342,635 in August 31, 2024.

(h) Yes. Legg Mason Partners Money Market Trust's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant's independence. All services provided by the Auditor to the Legg Mason Partners Money Market Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Government Reserves
Financial Statements and Other Important Information
Annual  | August 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

franklintempleton.com
Financial Statements and Other Important Information — Annual

Statement of Assets and Liabilities
August 31, 2024

Assets:
Investment in Government Portfolio, at value	$2,490,015,766
Receivable for Fund shares sold	58,427
Prepaid expenses	25,977
Total Assets	2,490,100,170
Liabilities:
Investment management fee payable	900,093
Distributions payable	868,221
Payable for Fund shares repurchased	299,400
Service and/or distribution fees payable	203,916
Trustees’ fees payable	3,441
Accrued expenses	75,575
Total Liabilities	2,350,646
Total Net Assets	$2,487,749,524
Net Assets:
Par value (Note 3)	$24,880
Paid-in capital in excess of par value	2,488,020,092
Total distributable earnings (loss)	(295,448)
Total Net Assets	$2,487,749,524
Shares Outstanding:
Class A	2,488,003,400
Net Asset Value:
Class A	$1.00
See Notes to Financial Statements.

Western Asset Government Reserves 2024 Annual Report

Statement of Operations
For the Year Ended August 31, 2024

Investment Income:
Income from Government Portfolio	$121,071,521
Allocated expenses from Government Portfolio	(2,379,228)
Allocated waiver and/or expense reimbursements from Government Portfolio	2,244,548
Total Investment Income	120,936,841
Expenses:
Investment management fee (Note 2)	9,706,335
Service and/or distribution fees (Note 2)	2,239,781
Registration fees	85,171
Transfer agent fees	84,410
Legal fees	77,975
Trustees’ fees	51,345
Audit and tax fees	25,974
Shareholder reports	25,719
Insurance	13,654
Fund accounting fees	9,400
Miscellaneous expenses	16,910
Total Expenses	12,336,674
Net Investment Income	108,600,167
Net Realized Gain on Investments From Government Portfolio	113,998
Increase in Net Assets From Operations	$108,714,165
See Notes to Financial Statements.
Western Asset Government Reserves 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended August 31,	2024	2023
Operations:
Net investment income	$108,600,167	$57,818,456
Net realized gain	113,998	294,644
Increase in Net Assets From Operations	108,714,165	58,113,100
Distributions to Shareholders From (Note 1):
Total distributable earnings	(108,596,571)	(57,818,927)
Decrease in Net Assets From Distributions to Shareholders	(108,596,571)	(57,818,927)
Fund Share Transactions (Note 3):
Net proceeds from sale of shares	4,870,533,856	3,973,595,396
Reinvestment of distributions	95,227,836	47,510,463
Cost of shares repurchased	(4,267,420,670)	(3,374,867,549)
Increase in Net Assets From Fund Share Transactions	698,341,022	646,238,310
Increase in Net Assets	698,458,616	646,532,483
Net Assets:
Beginning of year	1,789,290,908	1,142,758,425
End of year	$2,487,749,524	$1,789,290,908
See Notes to Financial Statements.

Western Asset Government Reserves 2024 Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31:
Class A Shares	2024	2023	2022	2021 [1]	2020 [1]
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.048	0.038	0.003	0.000 [2]	0.006
Net realized gain (loss)[2]	0.000	0.000	(0.000)	0.000	(0.000)
Total income from operations	0.048	0.038	0.003	0.000 [2]	0.006
Less distributions from:
Net investment income	(0.048)	(0.038)	(0.003)	(0.000)[2]	(0.006)
Total distributions	(0.048)	(0.038)	(0.003)	(0.000)[2]	(0.006)
Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[3]	4.96%	3.91%	0.29%	0.01%	0.63%
Net assets, end of year (millions)	$2,488	$1,789	$1,143	$1,282	$1,211
Ratios to average net assets:
Gross expenses[4,5]	0.66%	0.67%	0.68%	0.67%	0.69%
Net expenses[4,6,7]	0.56	0.57	0.26	0.09	0.43
Net investment income	4.85	3.97	0.27	0.01	0.54

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.0005 or greater than $(0.0005) per share.
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Includes the Fund’s share of Government Portfolio’s allocated expenses.
[5]
The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by
Government Portfolio.

[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class A shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to
December 31, 2024 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Government Reserves 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Government Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Government Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.
The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (8.8% at August 31, 2024) in the net assets of the Portfolio.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
(b) Investment transactions and investment income. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders. The Fund also pays certain other expenses which can be directly attributed to the Fund.
(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(d) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing

Western Asset Government Reserves 2024 Annual Report

requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(e) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350
Since the Fund invests all of its investable assets in the Portfolio, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by the Portfolio.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangement between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.60%. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
During the year ended August 31, 2024, there were no fees waived and/or expenses reimbursed.
Western Asset Government Reserves 2024 Annual Report

Notes to Financial Statements (cont’d)
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares calculated at the annual rate of 0.10% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Shares of beneficial interest
At August 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of the Fund were as follows:

	Year Ended August 31, 2024	Year Ended August 31, 2023
Class A
Shares sold	4,870,533,856	3,973,595,396
Shares issued on reinvestment	95,227,836	47,510,463
Shares repurchased	(4,267,420,670)	(3,374,867,549)
Net increase	698,341,022	646,238,310
Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.
4. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended August 31, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$108,596,571	$57,818,927

Western Asset Government Reserves 2024 Annual Report

As of August 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$863,263
Deferred capital losses*	(290,489)
Other book/tax temporary differences(a)	(868,222)
Total distributable earnings (loss) — net	$(295,448)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.
Western Asset Government Reserves 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Money Market Trust and Shareholders of Western Asset Government Reserves
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Western Asset Government Reserves (one of the funds constituting Legg Mason Partners Money Market Trust, referred to hereafter as the “Fund”) as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of August 31, 2024 by correspondence with the accounting agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
October 21, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Government Reserves 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2024:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$108,330,677
Section 163(j) Interest Earned	§163(j)	$120,803,005
Interest Earned from Federal Obligations	Note (1)	$27,330,335
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Western Asset Government Reserves

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Western Asset Government Reserves

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 30, 2024. At an in-person meeting held on May 16, 2024, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board noted that the Fund is a “feeder fund” in a “master-feeder” structure, whereby, as a feeder fund, the Fund has the same investment objective and policies as the master fund, Government Portfolio (the “Master Fund”), a series of Master Portfolio Trust, and the Fund invests substantially all of its assets in the Master Fund.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and
Western Asset Government Reserves

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. The Board also considered the policies and practices of FTFA and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions at the Master Fund level. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2023. The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as retail U.S. government money market funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2023 was approximately equal to the median. The Board noted that the Fund’s performance slightly trailed the performance of its investment index for the 1-, 3-, 5- and 10-year periods ended December 31, 2023. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment index and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed

Western Asset Government Reserves

information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees noted that the Fund’s expense information reflected both management fees and total expenses payable by the Fund as well as management fees and total expenses payable by the Master Fund. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because FTFA pays the Subadviser for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of retail no-load U.S. government money market funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2024.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Trustees considered an analysis of the profitability of FTFA and its affiliates in providing services to the Fund and in providing services to the Master Fund in which the Fund invests. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were above the median of the peer group.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the
Western Asset Government Reserves

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Government Reserves

Schedule of Investments
August 31, 2024
 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 95.1%
U.S. Government Agencies — 18.0%
Federal Farm Credit Bank (FFCB) (SOFR + 0.135%)	5.465%	9/5/24	$101,100,000	$101,099,998 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.100%)	5.430%	10/7/24	9,895,000	9,894,790 (a)
Federal Farm Credit Bank (FFCB)	5.330%	10/16/24	37,300,000	37,300,000 (a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.180%)	5.510%	12/16/24	100,000,000	100,014,770 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.150%)	5.480%	1/3/25	30,000,000	30,000,000 (a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.170%)	5.500%	1/6/25	75,000,000	75,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.170%)	5.500%	1/23/25	41,000,000	41,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.100%)	5.430%	2/3/25	149,900,000	149,880,902 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.020%)	5.480%	2/10/25	100,000,000	100,000,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.995%)	5.505%	3/20/25	50,000,000	50,000,000 (a)
Federal Farm Credit Bank (FFCB)	5.000%	3/28/25	40,000,000	40,000,000
Federal Farm Credit Bank (FFCB) (SOFR + 0.140%)	5.470%	4/25/25	115,000,000	114,970,220 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.160%)	5.490%	5/15/25	75,000,000	75,000,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.040%)	5.460%	6/18/25	110,000,000	109,987,458 (a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.190%)	5.520%	6/20/25	25,000,000	25,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.130%)	5.460%	8/13/25	75,000,000	75,000,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.010%)	5.490%	9/15/25	50,000,000	50,000,000 (a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.135%)	5.465%	11/10/25	43,500,000	43,516,448 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.080%)	5.410%	11/21/25	72,000,000	71,991,174 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.070%)	5.430%	11/28/25	200,000,000	200,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.155%)	5.485%	11/28/25	30,000,000	30,000,000 (a)
See Notes to Financial Statements.
Government Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
August 31, 2024
 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Farm Credit Bank (FFCB) (SOFR + 0.190%)	5.520%	12/1/25	$25,000,000	$25,009,105 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.100%)	5.430%	1/15/26	48,270,000	48,270,000 (a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.060%)	5.390%	1/16/26	60,000,000	60,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.090%)	5.420%	2/12/26	147,500,000	147,525,729 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.025%)	5.475%	3/18/26	125,000,000	125,000,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.030%)	5.470%	4/17/26	87,500,000	87,500,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.040%)	5.460%	5/28/26	40,000,000	40,000,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.040%)	5.460%	6/12/26	25,000,000	25,000,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.045%)	5.455%	7/15/26	25,000,000	25,000,000 (a)
Federal Farm Credit Bank (FFCB), Discount Notes	5.303%	10/7/24	37,300,000	37,105,667 (b)
Federal Farm Credit Bank (FFCB), Discount Notes	4.708%	2/25/25	25,000,000	24,446,875 (b)
Federal Home Loan Bank (FHLB)	1.610%	9/4/24	66,425,000	66,404,510
Federal Home Loan Bank (FHLB)	3.250%	9/13/24	50,000,000	49,964,545
Federal Home Loan Bank (FHLB)	3.500%	9/13/24	36,000,000	35,978,758
Federal Home Loan Bank (FHLB)	4.500%	10/3/24	30,000,000	29,975,394
Federal Home Loan Bank (FHLB)	5.500%	10/11/24	50,000,000	50,003,467
Federal Home Loan Bank (FHLB) (SOFR + 0.110%)	5.440%	11/21/24	147,200,000	147,200,000 (a)
Federal Home Loan Bank (FHLB)	5.125%	12/2/24	19,000,000	19,007,810
Federal Home Loan Bank (FHLB)	2.750%	12/13/24	18,755,000	18,647,370
Federal Home Loan Bank (FHLB)	1.000%	12/20/24	47,025,000	46,495,944
Federal Home Loan Bank (FHLB)	4.750%	12/26/24	30,000,000	29,993,258
Federal Home Loan Bank (FHLB) (SOFR + 0.020%)	5.350%	1/27/25	43,000,000	43,000,000 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.130%)	5.460%	1/28/25	100,000,000	100,000,000 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.140%)	5.470%	4/21/25	75,000,000	75,000,000 (a)
See Notes to Financial Statements.

Government Portfolio 2024 Annual Report

 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Bank (FHLB) (SOFR + 0.135%)	5.465%	5/2/25	$9,970,000	$9,971,753 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.150%)	5.480%	5/28/25	17,780,000	17,785,378 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.115%)	5.445%	6/16/25	50,000,000	50,000,000 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.115%)	5.445%	7/8/25	100,000,000	100,000,000 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.155%)	5.485%	7/8/25	12,050,000	12,053,255 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.155%)	5.485%	8/21/25	18,195,000	18,197,399 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.155%)	5.485%	8/22/25	11,055,000	11,056,472 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.130%)	5.460%	10/3/25	200,000,000	200,011,980 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.150%)	5.480%	12/11/25	75,000,000	75,000,000 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.145%)	5.475%	1/5/26	100,000,000	100,000,000 (a)
Federal Home Loan Bank (FHLB), Discount Notes	5.284%	9/27/24	283,000,000	281,926,958 (b)
Federal Home Loan Bank (FHLB), Discount Notes	4.747%	10/31/24	95,000,000	94,268,500 (b)
Federal Home Loan Bank (FHLB), Discount Notes	4.891%	11/26/24	50,000,000	49,435,625 (b)
Federal Home Loan Bank (FHLB), Discount Notes	5.353%	12/27/24	40,255,000	39,583,849 (b)
Federal Home Loan Bank (FHLB), Discount Notes	5.250%	1/2/25	100,000,000	98,281,417 (b)
Federal Home Loan Bank (FHLB), Discount Notes	4.846%	1/10/25	50,000,000	49,153,958 (b)
Federal Home Loan Bank (FHLB), Discount Notes	4.984%	2/3/25	50,000,000	48,974,202 (b)
Federal Home Loan Bank (FHLB), Discount Notes	4.993%	2/20/25	50,000,000	48,861,694 (b)
Federal Home Loan Bank (FHLB), Discount Notes	5.092%	3/5/25	133,250,000	129,928,929 (b)
Federal Home Loan Mortgage Corp. (FHLMC)	4.070%	9/16/24	90,000,000	89,945,133
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	11/25/24	43,500,000	43,352,307
Federal Home Loan Mortgage Corp. (FHLMC)	5.150%	1/17/25	50,000,000	49,938,272
See Notes to Financial Statements.
Government Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
August 31, 2024
 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Mortgage Corp. (FHLMC) (SOFR + 0.100%)	5.430%	2/9/26	$148,270,000	$148,270,000 (a)
Federal National Mortgage Association (FNMA)	1.625%	1/7/25	70,000,000	69,215,198
Federal National Mortgage Association (FNMA)	0.700%	7/14/25	3,250,000	3,145,813
Federal National Mortgage Association (FNMA)	0.650%	8/25/25	73,560,000	70,903,321
Federal National Mortgage Association (FNMA) (SOFR + 0.120%)	5.450%	7/29/26	75,000,000	75,000,000 (a)
Federal National Mortgage Association (FNMA) (SOFR + 0.135%)	5.455%	8/21/26	240,400,000	240,400,000 (a)

Total U.S. Government Agencies				5,110,845,605
U.S. Treasury Bills — 12.9%
U.S. Cash Management Bill	5.314%	10/3/24	325,000,000	323,486,222 (b)
U.S. Cash Management Bill	5.336%	10/10/24	450,000,000	447,450,700 (b)
U.S. Treasury Bills	5.168%	9/17/24	250,000,000	249,415,556 (b)
U.S. Treasury Bills	5.321%	10/8/24	25,000,000	24,865,798 (b)
U.S. Treasury Bills	5.336%	10/24/24	150,000,000	148,853,875 (b)
U.S. Treasury Bills	5.370%	10/29/24	100,000,000	99,160,369 (b)
U.S. Treasury Bills	5.376%	11/5/24	150,000,000	148,590,312 (b)
U.S. Treasury Bills	5.341%	11/12/24	94,870,000	93,890,562 (b)
U.S. Treasury Bills	5.304%	11/14/24	198,000,000	195,914,043 (b)
U.S. Treasury Bills	5.367%	11/21/24	155,000,000	153,195,219 (b)
U.S. Treasury Bills	5.308%	11/26/24	107,400,000	106,087,661 (b)
U.S. Treasury Bills	5.242%	12/3/24	202,300,000	199,662,644 (b)
U.S. Treasury Bills	5.347%	12/5/24	272,500,000	268,801,881 (b)
U.S. Treasury Bills	5.186%	12/10/24	164,920,000	162,634,853 (b)
U.S. Treasury Bills	5.354%	12/12/24	290,000,000	285,774,537 (b)
U.S. Treasury Bills	5.183%	12/17/24	128,860,000	126,952,657 (b)
U.S. Treasury Bills	5.368%	12/19/24	150,000,000	147,661,042 (b)
U.S. Treasury Bills	5.125%	12/24/24	75,000,000	73,831,500 (b)
U.S. Treasury Bills	5.363%	12/26/24	100,000,000	98,343,745 (b)
U.S. Treasury Bills	5.342%	1/2/25	112,000,000	110,042,660 (b)
U.S. Treasury Bills	4.785%	1/23/25	40,000,000	39,266,192 (b)
U.S. Treasury Bills	5.109%	1/30/25	100,000,000	97,951,853 (b)
U.S. Treasury Bills	5.043%	2/13/25	68,270,000	66,763,366 (b)

Total U.S. Treasury Bills				3,668,597,247
See Notes to Financial Statements.

Government Portfolio 2024 Annual Report

 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Notes — 4.5%
U.S. Treasury Notes	0.625%	10/15/24	$60,000,000	$59,698,102
U.S. Treasury Notes	4.375%	10/31/24	40,000,000	39,960,610
U.S. Treasury Notes	1.500%	11/30/24	50,000,000	49,593,146
U.S. Treasury Notes	2.125%	11/30/24	125,000,000	124,118,659
U.S. Treasury Notes	1.000%	12/15/24	60,000,000	59,351,299
U.S. Treasury Notes	4.250%	12/31/24	75,000,000	74,794,467
U.S. Treasury Notes	1.125%	2/28/25	40,000,000	39,249,478
U.S. Treasury Notes	3.875%	4/30/25	196,670,000	195,193,244
U.S. Treasury Notes	2.750%	5/15/25	50,000,000	49,288,631
U.S. Treasury Notes	4.625%	6/30/25	114,000,000	113,701,657
U.S. Treasury Notes	2.875%	7/31/25	96,500,000	94,776,217
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.150%)	5.194%	4/30/26	372,500,000	372,520,968 (a)

Total U.S. Treasury Notes				1,272,246,478
Repurchase Agreements — 59.7%
Bank of Montreal tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $200,118,444; (Fully collateralized by U.S. government obligations, 4.000% to 6.603% due 4/20/52 to 2/16/64; Market value — $210,000,001)	5.330%	9/3/24	200,000,000	200,000,000
BMO Capital Markets Corp. tri-party repurchase agreement dated 8/1/24; Proceeds at maturity — $201,218,611; (Fully collateralized by U.S. government obligations, 0.125% to 8.599% due 10/25/24 to 5/20/72; Market value — $209,879,886)	5.350%	9/11/24	200,000,000	200,000,000
BMO Capital Markets Corp. tri-party repurchase agreement dated 8/6/24; Proceeds at maturity — $200,830,667; (Fully collateralized by U.S. government obligations, 0.000% to 6.444% due 9/3/24 to 1/20/74; Market value — $208,434,619)	5.340%	9/3/24	200,000,000	200,000,000
BNP Paribas SA tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $100,059,222; (Fully collateralized by U.S. government obligations, 2.890% to 7.000% due 7/15/32 to 5/1/54; Market value — $104,805,041)	5.330%	9/3/24	100,000,000	100,000,000
See Notes to Financial Statements.
Government Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
August 31, 2024
 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
BofA Securities Inc. tri-party repurchase agreement dated 6/5/24; Proceeds at maturity — $152,050,833; (Fully collateralized by U.S. government obligations, 1.500% to 7.500% due 11/1/31 to 8/1/54; Market value — $153,000,001)	5.350%	9/5/24	$150,000,000	$150,000,000
BofA Securities Inc. tri-party repurchase agreement dated 6/5/24; Proceeds at maturity — $152,058,500; (Fully collateralized by U.S. government obligations, 1.000% to 7.500% due 9/1/25 to 8/20/54; Market value — $153,000,001)	5.370%	9/5/24	150,000,000	150,000,000
BofA Securities Inc. tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $200,118,222; (Fully collateralized by U.S. government obligations, 0.000% to 1.500% due 1/31/27 to 8/15/46; Market value — $204,000,001)	5.320%	9/3/24	200,000,000	200,000,000
BofA Securities Inc. tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $400,236,889; (Fully collateralized by U.S. government obligations, 1.000% to 8.000% due 1/1/25 to 6/20/64; Market value — $408,000,001)	5.330%	9/3/24	400,000,000	400,000,000
Canadian Imperial Bank of Commerce tri- party repurchase agreement dated 8/30/24; Proceeds at maturity — $5,002,950; (Fully collateralized by U.S. government obligations, 0.750% to 4.625% due 2/28/25 to 2/15/51; Market value — $5,103,104)	5.310%	9/3/24	5,000,000	5,000,000
Canadian Imperial Bank of Commerce tri- party repurchase agreement dated 8/30/24; Proceeds at maturity — $175,103,639; (Fully collateralized by U.S. government obligations, 1.500% to 7.000% due 5/15/27 to 9/1/61; Market value — $178,605,801)	5.330%	9/3/24	175,000,000	175,000,000
Credit Agricole SA tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $400,236,000; (Fully collateralized by U.S. government obligations, 4.000% to 6.500% due 5/1/52 to 8/1/54; Market value — $408,000,001)	5.310%	9/3/24	400,000,000	400,000,000
See Notes to Financial Statements.

Government Portfolio 2024 Annual Report

 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Federal Reserve Bank of New York tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $7,054,151,667; (Fully collateralized by U.S. government obligations, 1.750% to 3.000% due 11/15/29 to 11/15/45; Market value — $7,054,151,707)	5.300%	9/3/24	$7,050,000,000	$7,050,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $370,217,889; (Fully collateralized by U.S. government obligations, 4.000% to 4.250% due 2/28/29 to 1/31/31; Market value — $377,400,099)	5.300%	9/3/24	370,000,000	370,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $365,214,944; (Fully collateralized by U.S. government obligations, 0.000% to 3.750% due 11/21/24 to 1/1/29; Market value — $372,300,000)	5.300%	9/3/24	365,000,000	365,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $1,480,509,629; (Fully collateralized by U.S. government obligations, 0.375% to 4.250% due 12/31/25 to 3/31/26; Market value — $1,509,227,793)	5.320%	9/3/24	1,479,635,000	1,479,635,000
ING Financial Markets LLC tri-party repurchase agreement dated 8/1/24; Proceeds at maturity — $503,647,778; (Fully collateralized by U.S. government obligations, 3.000% to 6.500% due 3/1/42 to 8/1/54; Market value — $510,000,000)	5.360%	9/19/24	500,000,000	500,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 8/22/24; Proceeds at maturity — $100,628,278; (Fully collateralized by U.S. government obligations, 2.000% to 6.500% due 10/15/24 to 9/20/51; Market value — $102,000,001)	5.260%	10/4/24	100,000,000	100,000,000
See Notes to Financial Statements.
Government Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
August 31, 2024
 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
ING Financial Markets LLC tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $295,174,050; (Fully collateralized by U.S. government obligations, 0.125% to 2.375% due 4/15/25 to 2/15/53; Market value — $300,900,090)	5.310%	9/3/24	$295,000,000	$295,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $100,059,222; (Fully collateralized by U.S. government obligations, 2.000% due 7/1/51; Market value — $102,000,000)	5.330%	9/3/24	100,000,000	100,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $30,017,767; (Fully collateralized by U.S. government obligations, 4.000% to 5.500% due 2/20/52 to 4/20/53; Market value — $30,600,001)	5.330%	9/3/24	30,000,000	30,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $550,325,722; (Fully collateralized by U.S. government obligations, 2.000% to 6.745% due 4/1/37 to 9/1/54; Market value — $561,000,004)	5.330%	9/3/24	550,000,000	550,000,000
JPMorgan Securities LLC tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $460,271,911; (Fully collateralized by U.S. government obligations, 0.000% to 2.375% due 2/15/25 to 11/15/28; Market value — $469,477,350)	5.320%	9/3/24	460,000,000	460,000,000
JPMorgan Securities LLC tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $700,414,556; (Fully collateralized by U.S. government obligations, 1.500% to 7.500% due 2/1/28 to 7/1/61; Market value — $714,422,848)	5.330%	9/3/24	700,000,000	700,000,000
MUFG Securities Americas Inc. tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $600,355,333; (Fully collateralized by U.S. government obligations, 1.500% to 7.500% due 11/1/24 to 9/1/54; Market value — $618,120,889)	5.330%	9/3/24	600,000,000	600,000,000
See Notes to Financial Statements.

Government Portfolio 2024 Annual Report

 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Nomura Securities International Inc. tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $400,236,889; (Fully collateralized by U.S. government obligations, 2.000% to 7.000% due 11/1/29 to 7/20/63; Market value — $408,253,469)	5.330%	9/3/24	$400,000,000	$400,000,000
Societe Generale NY tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $700,414,556; (Fully collateralized by U.S. government obligations, 2.500% to 7.000% due 10/20/47 to 4/20/54; Market value — $714,000,000)	5.330%	9/3/24	700,000,000	700,000,000
TD Securities LLC tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $163,794,582; (Fully collateralized by U.S. government obligations, 0.250% to 4.250% due 7/31/25 to 6/30/29; Market value — $166,972,012)	5.310%	9/3/24	163,698,000	163,698,000
TD Securities LLC tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $100,059,222; (Fully collateralized by U.S. government obligations, 5.000% to 5.500% due 4/20/53 to 9/20/53; Market value — $102,000,000)	5.330%	9/3/24	100,000,000	100,000,000
Wells Fargo Securities LLC tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $850,503,389; (Fully collateralized by U.S. government obligations, 1.500% to 7.000% due 6/1/25 to 9/1/54; Market value — $867,000,001)	5.330%	9/3/24	850,000,000	850,000,000

Total Repurchase Agreements				16,993,333,000
Total Investments — 95.1% (Cost — $27,045,022,330#)				27,045,022,330
Other Assets in Excess of Liabilities — 4.9%				1,386,717,789
Total Net Assets — 100.0%				$28,431,740,119

#	Aggregate cost for federal income tax purposes is substantially the same.
(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Rate shown represents yield-to-maturity.

See Notes to Financial Statements.
Government Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
August 31, 2024
 Government Portfolio
Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

Government Portfolio 2024 Annual Report

Statement of Assets and Liabilities
August 31, 2024

Assets:
Investments, at value	$10,051,689,330
Repurchase agreements, at value	16,993,333,000
Cash	1,336,848,962
Interest receivable	50,151,609
Total Assets	28,432,022,901
Liabilities:
Fund accounting fees payable	118,444
Trustees’ fees payable	87,546
Custody fees payable	34,170
Audit and tax fees payable	29,576
Accrued expenses	13,046
Total Liabilities	282,782
Total Net Assets	$28,431,740,119
Represented by:
Paid-in capital	$28,431,740,119
See Notes to Financial Statements.
Government Portfolio 2024 Annual Report

Statement of Operations
For the Year Ended August 31, 2024

Investment Income:
Interest	$1,123,650,239
Expenses:
Investment management fee (Note 2)	20,830,663
Trustees’ fees	504,622
Fund accounting fees	270,292
Legal fees	199,355
Interest expense	69,430
Custody fees	67,389
Audit and tax fees	32,501
Miscellaneous expenses	109,268
Total Expenses	22,083,520
Less: Fee waivers and/or expense reimbursements (Note 2)	(20,830,663)
Net Expenses	1,252,857
Net Investment Income	1,122,397,382
Net Realized Gain on Investments	1,009,670
Increase in Net Assets From Operations	$1,123,407,052
See Notes to Financial Statements.

Government Portfolio 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended August 31,	2024	2023
Operations:
Net investment income	$1,122,397,382	$1,013,484,631
Net realized gain	1,009,670	829,465
Increase in Net Assets From Operations	1,123,407,052	1,014,314,096
Capital Transactions:
Proceeds from contributions	189,641,084,362	279,878,198,410
Value of withdrawals	(182,717,180,632)	(274,304,821,771)
Increase in Net Assets From Capital Transactions	6,923,903,730	5,573,376,639
Increase in Net Assets	8,047,310,782	6,587,690,735
Net Assets:
Beginning of year	20,384,429,337	13,796,738,602
End of year	$28,431,740,119	$20,384,429,337
See Notes to Financial Statements.
Government Portfolio 2024 Annual Report

Financial Highlights

For the years ended August 31:
	2024	2023	2022	2021	2020
Net assets, end of year (millions)	$28,432	$20,384	$13,797	$18,484	$19,125
Total return[1]	5.55%	4.52%	0.55%	0.10%	1.08%
Ratios to average net assets:
Gross expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[2,3]	0.01	0.01	0.01	0.01	0.01
Net investment income	5.39	4.51	0.49	0.10	0.95

[1]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]
The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee.
Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[3]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Government Portfolio 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Government Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2024, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Government Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
 Level 1 — unadjusted quoted prices in active markets for identical investments
•
 Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
 Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$27,045,022,330	—	$27,045,022,330

†	See Schedule of Investments for additional detailed categorizations.
(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the

Government Portfolio 2024 Annual Report

investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the investment manager.
(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.
(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.
(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2024, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.
Government Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)
FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.
As a result of the investment management agreement between FTFA and the feeder fund, FTFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
During the year ended August 31, 2024, fees waived and/or expenses reimbursed amounted to $20,830,663.
FTFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Derivative instruments and hedging activities
During the year ended August 31, 2024, the Portfolio did not invest in derivative instruments.

Government Portfolio 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Master Portfolio Trust and Investors of Government Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Government Portfolio (one of the portfolios constituting Master Portfolio Trust, referred to hereafter as the “Portfolio”) as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
October 21, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Government Portfolio 2024 Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Government Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 30, 2024. At an in-person meeting held on May 16, 2024, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, in which each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each, a “Feeder Fund”): Western Asset Institutional Government Reserves, a series of Legg Mason Partners Institutional Trust, Western Asset Government Reserves, a series of Legg Mason Partners Money Market Trust, and Western Asset Premier Institutional Government Reserves, a series of Legg Mason Partners Institutional Trust.
Government Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. The Board also considered the policies and practices of FTFA and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund as well as for the Performance Universe selected by Broadridge. The Board noted that the Feeder Funds’ performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore was relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology used to determine the similarity of the Feeder Funds with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its

Government Portfolio

composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder Fund’s performance against its benchmark and against each Feeder Fund’s peers. In addition, the Board considered each Feeder Fund’s performance in light of overall financial market conditions.
• The information comparing Western Asset Institutional Government Reserves’ performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as institutional U.S. government money market funds by Broadridge, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2023 was above the median.
• The information comparing Western Asset Government Reserves’ performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as retail U.S. government money market funds by Broadridge, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2023 was approximately equal to the median.
• The information comparing Western Asset Premier Institutional Government Reserves’ performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as institutional U.S. government money market funds by Broadridge, showed, among other data, that the Feeder Fund’s performance for the 1- and 3-year and since inception periods ended December 31, 2023 was above the median.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because FTFA pays the Subadviser for services provided to the Fund out of the management fee FTFA receives from the Fund.
• The information comparing Western Asset Institutional Government Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional U.S. government money market funds (including the Feeder Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee was below the median and its Actual Management Fee was at the median. The Board noted that the Feeder Fund’s actual total expense ratio was at the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2024.
• The information comparing Western Asset Government Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of
Government Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
a group of retail no-load U.S. government money market funds (including the Feeder Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Feeder Fund’s actual total expense ratio was above the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2024.
• The information comparing Western Asset Premier Institutional Government Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional U.S. government money market funds (including the Feeder Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee was above the median and that the Feeder Fund’s Actual Management Fee was below the median. The Board noted that the Feeder Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2024.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Trustees considered an analysis of the profitability of FTFA and its affiliates in providing services to the Fund and the Feeder Fund.
• The Board noted that the Western Asset Institutional Government Reserves’ Contractual Management Fee below the median of the peer group and its Actual Management Fee was at the median of the peer group.
• The Board noted that the Western Asset Government Reserves’ Contractual Management Fee and Actual Management Fee were above the median of the peer group.
• The Board noted that the Western Asset Premier Institutional Government Reserves’ Contractual Management Fee was above the median of the peer group and its Actual Management Fee was below the median of the peer group.

Government Portfolio

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Government Portfolio

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Western Asset
Government Reserves
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chairman
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC*
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
BNY Mellon Investment
Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
*
Formerly known as Legg Mason Partners Fund Advisor, LLC.
Western Asset Government Reserves
The Fund is a separate investment series of Legg Mason Partners Money Market Trust, a Maryland statutory trust.
Western Asset Government Reserves
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at www.sec.gov. The Fund makes portfolio holdings available to shareholders on its website at www.franklintempleton.com.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Government Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to Us
This Privacy and Security Notice (the “Privacy Notice”) addresses the Funds’ privacy and data protection practices with respect to nonpublic personal information the Fund receives. The Legg Mason Funds include the Western Asset Money Market Funds (Funds) sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.
The Type of Nonpublic Personal Information the Funds Collect About You
The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:
•
Personal information included on applications or other forms;
•
Account balances, transactions, and mutual fund holdings and positions;
•
Bank account information, legal documents, and identity verification documentation; and
•
Online account access user IDs, passwords, security challenge question responses.
How the Funds Use Nonpublic Personal Information About You
The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:
•
Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;
•
Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;
•
Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•
The Funds’ representatives such as legal counsel, accountants and auditors to enable the
Funds to conduct ordinary business, or to comply with obligations to government regulators;
•
Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.
The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.
Keeping You Informed of the Funds’ Privacy and Security Practices
The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.
The Funds’ Security Practices
The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.
Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.
In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed-end funds. For additional information related to certain state privacy rights, please visit https://www.franklintempleton.com/help/privacy-policy.
Revised December 2023.
NOT PART OF THE ANNUAL REPORT

90051-AFSOI 10/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 24, 2024